Average Annual Total Returns - Class A Class C and Institutional Class - NASDAQ-100 Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class A NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Class A NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class C NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Class C NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 10 Years
Total	39.47%	21.07%	18.20%	37.74%	19.88%	17.16%	24.15%	16.76%	15.08%	48.88%	24.27%	20.63%	44.33%	21.36%	17.91%	42.22%	20.00%	16.75%	27.20%	16.94%	14.76%	48.88%	24.27%	20.63%